Interest-Bearing Deposits	12 Months Ended
Dec. 31, 2018
Banking and Thrift [Abstract]
Interest-Bearing Deposits

NOTE 6 – INTEREST-BEARING DEPOSITS

Interest-bearing deposits at December 31 were as follows:

(Dollars in thousands)	2018	2017

Demand	$120,424	$119,579
Savings	183,712	180,217
Time deposits:
In excess of $250,000	17,951	12,026
Other	98,540	97,766

Total interest-bearing deposits	$420,627	$409,588

At December 31, 2018, stated maturities of time deposits were as follows:

(Dollars in thousands)

2019	$54,123
2020	28,270
2021	23,328
2022	8,566
2023	2,204

Total	$116,491